Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (280,005)	¥ (288,507)
Total Loans, net	[1]	118,235,423	118,214,972
Loans held for sale		148,761	185,940
Domestic [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		65,901,804	67,006,528
Domestic [Member] | Manufacturing [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,478,200	11,796,803
Domestic [Member] | Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		747,597	819,262
Domestic [Member] | Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,628,219	11,622,372
Domestic [Member] | Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		2,483,356	2,549,300
Domestic [Member] | Wholesale and Retail [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,111,508	7,970,579
Domestic [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	4,928,322	5,223,906
Domestic [Member] | Communication and Information Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,578,257	1,634,584
Domestic [Member] | Other Industries [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,653,551	8,898,712
Domestic [Member] | Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		16,292,794	16,491,010
Foreign [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		52,613,624	51,496,951
Foreign [Member] | Governments and Official Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,132,064	1,037,795
Foreign [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	14,333,357	13,844,964
Foreign [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		30,544,651	30,279,641
Foreign [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		¥ 6,603,552	¥ 6,334,551

[1]	The above table includes loans held for sale of ¥185,940 million at March 31, 2017 and ¥148,761 million at September 30, 2017, respectively.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.